Asset Retirement Obligation - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Accretion expense	$ 35,000	$ 100,000
Asset retirement obligation	600,000
Discounted obligation payable period	50 years
Discount rate	6.80%
Undiscounted Cash Flow
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 1,300,000